STOCKHOLDERS’ EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
SCHEDULE OF WARRANTS
	2021	2020

Outstanding as of January 1	3,544,242	2,289,744
Granted	-	1,254,498
Exercised	-	-

Outstanding as of December 31	3,544,242	3,544,242